SHORT-TERM LOAN RECEIVABLE	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
SHORT-TERM LOAN RECEIVABLE
5. SHORT-TERM LOAN RECEIVABLE

In January 2016, the Company entered into agreements with Shanghai Chenghuan Car Rental Company Limited (“Shanghai Chenghuan”), pursuant to which the Company agreed to extend, through entrusted bank loans, an aggregate amount of RMB50,000,000 to Shanghai Chenghuan. Shanghai Chenghuan is a middle-to-high-end car rentals and car services provider in the local market, and is an independent third party. The loans have a term of one year and bear an interest rate of 7.75% per annum. The loan receivable is fully collateralized with 100% Shanghai Chenghuan’s shares. After one year, the Company has the option to convert its creditor rights into equity interests in Shanghai Chenghuan at a pre-determined valuation. The Company concluded that the loan should be accounted for as short-term loan receivable in its entirety and compounded accrued interest, as the conversion option is not a derivative and there should be no separate bifurcation of derivative accounting for conversion option. In January 2017, the company extended the RMB18 million loan agreement for one year, which will be due in January 2018 after extension.